GOODWILL - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 10, 2018	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 27,922	$ 28,169
Goodwill, Beginning Balance		27,922	28,169
Effect of exchange rate changes on goodwill		1,823	(247)
Goodwill, ending balance		29,745	27,922
Goodwill, Ending Balance		29,745	27,922
Ador Inc.
Goodwill [Roll Forward]
Goodwill, beginning balance		690	690
Goodwill, Beginning Balance		690	690
Goodwill, ending balance		690	690
Goodwill, Ending Balance		690	690
Ezbuy
Goodwill [Roll Forward]
Goodwill, beginning balance		27,232	27,479
Goodwill, Beginning Balance		27,232	27,479
Goodwill acquired during the year	$ 27,479
Effect of exchange rate changes on goodwill		1,823	(247)
Goodwill, ending balance		29,055	27,232
Goodwill, Ending Balance	$ 27,479	$ 29,055	$ 27,232